ADVANCES TO SUPPLIERS, NET (Details Narrative) $ in Millions	18 Months Ended
Mar. 31, 2022 USD ($)
Advances To Suppliers Net
Due from related parties, current	$ 3.0
Prepaid inventory, percentage	92.60%